2. GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2018	Sep. 30, 2017
Going Concern
Net loss	$ (805,433)	$ (506,254)	$ (3,299,254)	$ (2,333,673)	$ (3,257,597)	$ (3,901,232)
Net cash used in operating activities			(2,306,763)	$ (842,373)	(1,117,131)	(1,264,324)
Accumulated deficit	$ (38,090,578)		$ (38,090,578)		$ (34,791,324)	$ (31,533,727)